Schedule of Investments (unaudited)
December 31, 2025
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Boeing Co. (The)(a)	539,543	$ 117,145,576
General Dynamics Corp.	174,695	58,812,819
General Electric Co.	726,804	223,877,436
Lockheed Martin Corp.	140,305	67,861,319
RTX Corp.	923,835	169,431,339
		637,128,489
Air Freight & Logistics — 0.3%
FedEx Corp.	149,304	43,127,953
United Parcel Service, Inc., Class B	509,183	50,505,862
		93,633,815
Automobiles — 3.2%
General Motors Co.	642,790	52,271,683
Tesla, Inc.(a)	1,936,139	870,720,431
		922,992,114
Banks — 4.3%
Bank of America Corp.	4,629,196	254,605,780
Citigroup, Inc.	1,232,921	143,869,552
JPMorgan Chase & Co.	1,875,746	604,402,876
U.S. Bancorp	1,070,417	57,117,451
Wells Fargo & Co.	2,162,982	201,589,922
		1,261,585,581
Beverages — 1.1%
Coca-Cola Co. (The)	2,667,547	186,488,211
PepsiCo, Inc.	941,125	135,070,260
		321,558,471
Biotechnology — 1.7%
AbbVie, Inc.	1,217,787	278,252,152
Amgen, Inc.	371,029	121,441,502
Gilead Sciences, Inc.	855,018	104,944,909
		504,638,563
Broadline Retail — 5.3%
Amazon.com, Inc.(a)	6,702,943	1,547,173,303
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	480,499	55,781,129
BlackRock, Inc.(b)	99,415	106,407,851
Charles Schwab Corp. (The)	1,150,930	114,989,416
Goldman Sachs Group, Inc. (The)	206,658	181,652,382
Morgan Stanley	832,268	147,752,538
		606,583,316
Chemicals — 0.5%
Linde PLC	321,745	137,188,851
Communications Equipment — 0.7%
Cisco Systems, Inc.	2,715,295	209,159,174
Consumer Finance — 0.8%
American Express Co.	370,228	136,965,849
Capital One Financial Corp.	438,039	106,163,132
		243,128,981
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	305,360	263,324,142
Target Corp.	313,286	30,623,707
Walmart, Inc.	3,021,451	336,619,856
		630,567,705
Security	Shares	Value
Diversified Telecommunication Services — 0.8%
AT&T Inc.	4,884,902	$ 121,340,966
Verizon Communications, Inc.	2,900,160	118,123,517
		239,464,483
Electric Utilities — 0.8%
Duke Energy Corp.	534,859	62,690,823
NextEra Energy, Inc.	1,434,964	115,198,910
Southern Co. (The)	756,693	65,983,630
		243,873,363
Electrical Equipment — 0.2%
Emerson Electric Co.	387,079	51,373,125
Entertainment — 1.4%
Netflix, Inc.(a)	2,921,004	273,873,335
Walt Disney Co. (The)	1,230,133	139,952,232
		413,825,567
Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B(a)	1,263,498	635,097,270
Mastercard, Inc., Class A	564,981	322,536,353
PayPal Holdings, Inc.	644,712	37,638,287
Visa, Inc., Class A(c)	1,162,837	407,818,564
		1,403,090,474
Food Products — 0.2%
Mondelez International, Inc., Class A	888,586	47,832,584
Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	1,433,546	117,135,044
Union Pacific Corp.	408,728	94,546,961
		211,682,005
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	1,196,419	149,899,336
Intuitive Surgical, Inc.(a)	244,267	138,343,058
Medtronic PLC	883,876	84,905,129
		373,147,523
Health Care Providers & Services — 0.9%
CVS Health Corp.	875,095	69,447,539
UnitedHealth Group, Inc.	624,155	206,039,807
		275,487,346
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.	22,210	118,941,879
McDonald’s Corp.	490,540	149,923,740
Starbucks Corp.	784,008	66,021,314
		334,886,933
Household Products — 0.9%
Colgate-Palmolive Co.	555,958	43,931,801
Procter & Gamble Co. (The)	1,610,181	230,755,039
		274,686,840
Industrial Conglomerates — 0.5%
3M Co.	366,343	58,651,514
Honeywell International, Inc.	437,694	85,389,723
		144,041,237
Insurance — 0.2%
American International Group, Inc.	371,793	31,806,891
MetLife, Inc.	384,263	30,333,721
		62,140,612
Interactive Media & Services — 11.1%
Alphabet, Inc., Class A	4,008,780	1,254,748,140

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C, NVS	3,204,031	$ 1,005,424,928
Meta Platforms, Inc., Class A	1,500,630	990,550,857
		3,250,723,925
IT Services — 1.1%
Accenture PLC, Class A	428,164	114,876,401
International Business Machines Corp.	644,055	190,775,532
		305,651,933
Life Sciences Tools & Services — 0.9%
Danaher Corp.	433,172	99,161,735
Thermo Fisher Scientific, Inc.	258,876	150,005,698
		249,167,433
Machinery — 0.9%
Caterpillar, Inc.	322,482	184,740,263
Deere & Co.	173,265	80,666,986
		265,407,249
Media — 0.3%
Comcast Corp., Class A	2,504,287	74,853,138
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	1,304,160	198,767,026
ConocoPhillips	851,456	79,704,796
Exxon Mobil Corp.	2,905,795	349,683,370
		628,155,192
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	1,400,089	75,520,801
Eli Lilly & Co.	547,171	588,033,730
Johnson & Johnson	1,660,076	343,552,728
Merck & Co., Inc.	1,710,207	180,016,389
Pfizer, Inc.	3,918,377	97,567,587
		1,284,691,235
Retail REITs — 0.1%
Simon Property Group, Inc.	224,574	41,570,893
Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.(a)	1,121,766	240,237,407
Broadcom, Inc.	3,253,845	1,126,155,755
Intel Corp.(a)	3,089,389	113,998,454
NVIDIA Corp.	16,743,549	3,122,671,888
QUALCOMM, Inc.	737,964	126,228,742
Texas Instruments, Inc.	626,396	108,673,442
		4,837,965,688
Software — 12.0%
Adobe, Inc.(a)	288,428	100,946,916
Intuit, Inc.	192,136	127,274,729
Microsoft Corp.	5,121,143	2,476,687,177
Security	Shares	Value
Software (continued)
Oracle Corp.	1,158,909	$ 225,882,953
Palantir Technologies, Inc., Class A(a)	1,573,973	279,773,701
Salesforce, Inc.	655,957	173,769,569
ServiceNow, Inc.(a)	715,430	109,596,722
		3,493,931,767
Specialized REITs — 0.2%
American Tower Corp.	322,062	56,544,425
Specialty Retail — 1.1%
Home Depot, Inc. (The)	685,853	236,002,017
Lowe’s Cos., Inc.	386,425	93,190,253
		329,192,270
Technology Hardware, Storage & Peripherals — 9.5%
Apple Inc.	10,181,423	2,767,921,657
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	819,867	52,233,727
Tobacco — 0.8%
Altria Group, Inc.	1,155,504	66,626,360
Philip Morris International, Inc.	1,072,572	172,040,549
		238,666,909
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	331,402	67,287,862
Total Long-Term Investments — 99.9% (Cost: $21,181,797,323)		29,134,835,758
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(b)(d)(e)	90,142,898	90,187,970
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(b)(d)	30,318,799	30,318,799
Total Short-Term Securities — 0.4% (Cost: $120,506,769)		120,506,769
Total Investments — 100.3% (Cost: $21,302,304,092)		29,255,342,527
Liabilities in Excess of Other Assets — (0.3)%		(82,145,574)
Net Assets — 100.0%		$ 29,173,196,953

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 100 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 18,533,961	$ 71,651,609 (a)	$ —	$ 2,400	$ —	$ 90,187,970	90,142,898	$ 31,655 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,443,382	5,875,417 (a)	—	—	—	30,318,799	30,318,799	839,613	—
BlackRock, Inc.	68,546,921	34,210,088	(5,008,487)	1,644,852	7,014,477	106,407,851	99,415	1,347,431	—
				$ 1,647,252	$ 7,014,477	$ 226,914,620		$ 2,218,699	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	101	03/20/26	$ 34,807	$ (310,736)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 100 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 29,134,835,758	$ —	$ —	$ 29,134,835,758
Short-Term Securities
Money Market Funds	120,506,769	—	—	120,506,769
	$ 29,255,342,527	$ —	$ —	$ 29,255,342,527
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (310,736)	$ —	$ —	$ (310,736)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust